INCOME TAX EXPENSE	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 13 － INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Current income tax	$1,012,496	$1,563,477	$1,229,303	$157,990
Deferred income tax	-	-	-	-

Income tax expense	$1,012,496	$1,563,477	$1,229,303	$157,990

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company mainly operates in Hong Kong that are subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, 707Cayman is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Beta Alpha is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

707IL and BXF are operating in Hong Kong and are subject to the Hong Kong profits tax at the two-tiered income tax rates at the rate of 8.25% on the estimated assessable income up to HK$2,000,000 and 16.5% on any part of assessable income over HK$2,000,000 arising in Hong Kong during its tax year.

The reconciliation of the differences between income tax expense computed at the Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the years ended September 30, 2023, 2024 and 2025 are as follows:

	Years ended September 30,
	2023		2024		2025
	HKD	% of Pre-tax income	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Computed expected income tax expense (benefit)	$1,249,635	16.50%	$1,489,112	16.5%	$(6,553,501)	$(842,255)	16.50%
Income exempted from tax	(943)	(0.01)%	(10,503)	(0.12)%	(44,091)	(5,667)	0.11%
Non-deductible expenses for tax purpose	38,030	0.50%	262,113	2.90%	174,780	22,463	(0.44)%
Non-deductible share-based compensation expenses	–	0.00%	–	0.00%	7,250,744	931,864	(18.26)%
Tax adjustment	(109,226)	(1.44)%	(12,245)	(0.14)%	(9,960)	(1,280)	0.03%
Tax holidays	(165,000)	(2.18)%	(165,000)	(1.83)%	(165,000)	(21,205)	0.42%
Effect of tax rate differences in jurisdiction other than Hong Kong	–	0.00%	–	0.00%	576,331	74,070	(1.45)%
Income tax expense	$1,012,496	13.37%	$1,563,477	17.31%	$1,229,303	$157,990	(3.09)%

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended September 30, 2023, 2024 and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2025.